Significant accounting policies: (Details 3) (USD $)	3 Months Ended									12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013 item	Jun. 30, 2012	Jun. 30, 2011
Concentration of customers and credit risk
FDIC insured balance		$ 250,000								$ 250,000
Money market account balance		313,205								313,205
Credit risk exposure										63,205
Revenue	866,702	831,404	968,980	1,039,376	1,003,660	946,679	1,273,919	3,303,365	1,416,036	3,843,420	6,939,999	6,133,299
Accounts receivable	478,252	586,174				2,568,249				586,174	2,568,249
Exit or disposal activities
Exit or disposal activities										0
Debt modifications
Threshold percentage variation in present value of cash flows for application of debt extinguishments accounting										10.00%
[SalesRevenueGoodsNetMember] | [CustomerConcentrationRiskMember]
Concentration of customers and credit risk
Number of producers representing concentration risk										3
[SalesRevenueGoodsNetMember] | [CustomerConcentrationRiskMember] | [GoodrichMember]
Concentration of customers and credit risk
Revenue										259,108
Revenue from major producer (as a percent)										7.00%
[SalesRevenueGoodsNetMember] | [CustomerConcentrationRiskMember] | [ChesapeakeMember]
Concentration of customers and credit risk
Revenue										338,516
Revenue from major producer (as a percent)										9.00%
[SalesRevenueGoodsNetMember] | [CustomerConcentrationRiskMember] | [EXCOMember]
Concentration of customers and credit risk
Revenue										2,774,919
Revenue from major producer (as a percent)										72.00%
[SalesRevenueGoodsNetMember] | [CustomerConcentrationRiskMember] | [SingleOperatorMember]
Concentration of customers and credit risk
Revenue												330,697
[AccountsReceivableMember] | [CustomerConcentrationRiskMember] | [SingleOperatorMember]
Concentration of customers and credit risk
Accounts receivable		$ 182,643				$ 2,228,983				$ 182,643	$ 2,228,983